Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

        These interim financial statements are unaudited and have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") regarding interim financial reporting. Certain disclosures have been condensed or omitted from these financial statements. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States of America ("GAAP") for complete consolidated financial statements, and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2014 included herein.

        All intercompany transactions have been eliminated in consolidation. In the opinion of the Company's management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, necessary to fairly present the financial position as of, and the results of operations for, all periods presented. In preparing the accompanying condensed consolidated financial statements, management has made certain estimates and assumptions that affect reported amounts in the condensed consolidated financial statements and disclosures of contingencies. Actual results may differ from those estimates. The results for interim periods are not necessarily indicative of annual results.

Basis of Presentation

        The accompanying consolidated financial statements of the Company have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") and have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP").

        All intercompany transactions have been eliminated in consolidation. The consolidated financial statements as of and for the year ended December 31, 2014 include the results of the Pine Prairie field from January 1, 2014 through May 1, 2014, the date of disposition. The consolidated financial statements as of and for the year ended December 31, 2013 include the results from the Anadarko Basin Acquisition beginning May 31, 2013. The consolidated financial statements as of and for the year ended December 31, 2012 include the results from the Eagle Property Acquisition beginning October 1, 2012.

Reverse Stock Split

Reverse Stock Split

        On August 3, 2015, the Company completed a 1-for-10 reverse stock split of its outstanding common stock. To effect the reverse stock split, the Company filed a Certificate of Amendment to the Company's Restated Certificate of Incorporation, which provides for the reverse stock split and for the corresponding reduction in the Company's authorized capital stock to 100 million shares of common stock, $0.01 par value per share, following the reverse stock split. The condensed consolidated financial statements and notes to the condensed consolidated financial statements included in this document give retrospective effect to the reverse stock split for all periods presented.

Recently Issued Standards Not Yet Adopted

Recently Issued Standards Not Yet Adopted

        In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2014-09, "Revenue from Contracts with Customers (Topic 606)" ("ASU 2014-09"). ASU 2014-09 provides guidance concerning the recognition and measurement of revenue from contracts with customers. The objective of ASU 2014-09 is to increase the usefulness of information in the financial statements regarding the nature, timing and uncertainty of revenues. ASU 2014-09 requires an entity to (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when, or as, the entity satisfies a performance obligation. ASU 2014-09 will be effective for the Company beginning on January 1, 2018, including interim periods within that reporting period, considering the one year deferral approved by the FASB on July 9, 2015. The standard permits the use of either the retrospective or cumulative effect transition method. Early adoption is permitted. The Company has not selected a transition method and is evaluating the impact this standard will have on its consolidated financial statements and related disclosures.

        In April 2015, the FASB issued Accounting Standards Update 2015-03, "Interest—Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs (Topic 835)". The update requires debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability. The standard should be applied retrospectively and is effective for the Company beginning on January 1, 2016. The Company does not believe the adoption of this guidance will have a material impact on its financial position, results of operations or cash flows.

Recent Accounting Pronouncements

        The Company reviewed recently issued accounting pronouncements that became effective during the twelve months ended December 31, 2014, and determined that none would have a material impact on the Company's consolidated financial statements with the exception of ASU 2014-09, "Revenue from Contracts with Customers "and ASU 2014-15, "Presentation of Financial Statements—Going Concern," (both effective for annual reporting periods beginning after December 15, 2016), which the Company is still evaluating.

Correction of Operating and Investing Cash Flows

Correction of Operating and Investing Cash Flows for the Six Months Ended June 30, 2014

        In the first quarter of 2015, the Company determined that it had incorrectly presented non-cash accrued capital expenditures in its Statements of Cash Flows since December 31, 2012. Management concluded the misstatement is immaterial to previously issued financial statements; however, the Company has corrected the cash flow presentation in the accompanying Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2014. There was no impact of the misstatement on the Condensed Consolidated Balance Sheet as of December 31, 2014, or on the Condensed Consolidated Statement of Operations for the three or six months ended June 30, 2014. The impact of the correction is shown in the following table (in thousands):

	For the Six Months Ended June 30, 2014
Statement of Cash Flows	As Previously Reported	As Restated
Change in operating assets and liabilities: accounts receivable—JIB and other	$1,929	$(1,557)
Net cash provided by operating activities	177,047	173,561
Investment in property and equipment	(279,033)	(275,547)
Net cash used in investing activities	(131,514)	(128,028)